RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2019
Right Of Use Assets
RIGHT OF USE ASSETS
2019 IN MILLIONS OF USD	STORES	OTHER BUILDINGS	VEHICLES	TOTAL
AT COST
Balance at January 1 (note 2.5)	1,206.0	55.3	–	1,261.3

Business combinations (note 6)	3.3	–	–	3.3
Additions to right-of-use assets	366.6	12.2	0.1	378.9
Decrease in right-of-use assets	(76.7)	–	–	(76.7)
Currency translation adjustments	12.6	0.1	–	12.7
Balance at December 31	1,511.8	67.6	0.1	1,579.5

ACCUMULATED DEPRECIATION
Balance at January 1	–	–	–	–

Additions (note 10)	(241.8)	(8.2)	(0.1)	(250.1)
Disposals	1.7	–	–	1.7
Currency translation adjustments	(0.9)	–	–	(0.9)
Balance at December 31	(241.0)	(8.2)	(0.1)	(249.3)

CARRYING AMOUNT
At December 31, 2019	1,270.8	59.4	–	1,330.2